Inventories, Net - Schedule of Inventories, Net (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Inventories, Net [Abstract]
Raw materials	$ 3,083,930	$ 392,862	$ 2,017,541
Work-in-progress	4,720,126	601,298	7,071,984
Finished goods	2,576,133	328,174	2,667,612
Inventories, net	$ 10,380,189	$ 1,322,334	$ 11,757,137